Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule of property and equipment [Line Items]
Leasehold improvement	$ 601,527	$ 117,837
Office furniture, equipment and others	74,578
Motor vehicles	222,608
Total	898,713	117,837
Less: accumulated depreciation	(186,119)	(35,972)
Total	$ 712,594	$ 81,865